UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 85.04%

Asset Management - 2.61%
10,000	The Blackstone Group	$ 140,100

Biotechnology - 0.18%
5,425	Aastrom Biosciences, Inc. *	9,874

Broadcasting-Radio - 3.39%
100,000	Sirius XM Radio, Inc. *	182,000

CATV Systems - 3.55%
3,000	Time Warner Cable, Inc.	190,710

Catalog & Mail Order Houses - 6.44%
2,000	Amazon.com, Inc. *	346,200

Chemicals-Major Diversified - 5.20%
6,100	E.I. du Pont de Nemours & Co.	279,258

Cigarettes - 3.36%
2,300	Philip Morris International, Inc.	180,504

Communication Equipment - 2.48%
3,700	Harris Corp.	133,348

Copper - 2.57%
3,750	Free-McMoRan Copper & Gold, Inc.	137,963

Deep Sea Foreign Transportation of Freight - 1.04%
6,000	Ship Finance International Ltd.	56,040

Department Stores - 2.10%
1,750	The TJX Compannies, Inc.	112,963

Diversified Computer Systems - 2.57%
750	International Business Machines Corp.	137,910

Diversified Investments - 3.63%
4,000	NYSE Euronext, Inc.	104,400
1,000	The Goldman Sachs Group, Inc.	90,430
		194,830
Drug Manufacturers-Major - 2.84%
2,250	Abbott Laboratories	126,518
750	Amarin Corp. *	5,618
1,940	Depomed, Inc. *	10,049
2,585	Pozen, Inc. *	10,211
		152,396
Farm & Construction Machinery - 1.86%
1,100	Caterpillar, Inc.	99,660

Farm Machinery & Equipment - 2.65%
1,900	Joy Global, Inc.	142,443

General Entertainment - 6.70%
770	Priceline.com, Inc. *	360,137

Industrial Electrical Equipment - 2.40%
3,000	Littelfuse, Inc.	128,940

Internet Information Providers - 3.01%
250	Google, Inc. *	161,475

Investment Brokerage National - 0.56%
2,000	Morgan Stanley	30,260

Management Services - 3.22%
3,250	Accenture PLC	172,998

Money Center Banks - 2.38%
3,850	JP Morgan Chase & Co.	128,013

Mortgage Investment - 2.33%
2,650	American Express Co.	125,001

Networking Communication Devices - 0.50%
1,500	Cisco Systems, Inc.	27,120

Oil & Gas Refining & Marketing - 3.27%
7,500	HollyFrontier Corp.	175,500

Packaging & Containers - 0.18%
300	SodaStream International Ltd. *	9,807

Personal Computers - 2.64%
350	Apple, Inc. *	141,750

Regional-Mid-Atlantic Banks - 0.72%
7,000	Bank of America Corp.	38,920

Semiconductor-Integrated Circuits - 2.54%
13,500	Micrel, Inc.	136,485

Spcialty Retail, Other - 3.19%
6,000	Sotheby's	171,180

Sporting Goods - 2.49%
4,000	Sturm, Ruger & Co., Inc.	133,840

Telecom Services-Domestic - 2.42%
3,500	CenturyLink, Inc.	130,200

TOTAL FOR COMMON STOCKS (Cost $32,971) - 85.04%		4,567,825

EXCHANGE TRADED FUNDS - 19.32%
3,000	iPath MSCI India Index ETN *	139,860
2,500	iShares MSCI Brazil Index	143,475
8,250	iShares MSCI Spain Index	249,728
6,250	iShares MSCI Switzerland Index	141,375
8,500	Market Vectors TR Russia ETF	226,525
900	SPDR Gold Shares	136,791

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,114,462) - 19.32%		1,037,754

PUT OPTIONS - 1.75% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put		Value

	Abbott Laboratories
2,000	January 2012 Put @ $52.50	280

	Accenture PLC Class-A
2,400	January 2012 Put @ $55.00	5,040

	Amazon.com, Inc.
1,000	January 2012 Put @ $170.00	4,700

	American Express Co.
1,800	January 2012 Put @ $48.00	3,078

	Apple, Inc.
400	January 2012 Put @ $365.00	596

	Caterpillar, Inc.
1,200	January 2012 Put @ $95.00	6,720

	CenturyLink, Inc.
3,000	January 2012 Put @ $34.00	225

	Cisco Systems, Inc.
6,000	January 2012 Put @ $17.50	1,740

	E.I. du Pont de Nemours & Co.
3,000	January 2012 Put @ $43.00	990

	Freeport-McMoRan Copper & Gold, Inc.
3,400	January 2012 Put @ $39.00	10,166

	The Goldman Sachs Group, Inc.
1,000	January 2012 Put @ $85.00	1,400

	Google, Inc.
300	January 2012 Put @ $630.00	4,350

	HollyFrontier Corp.
7,000	January 2012 Put @ $20.50	1,750

	International Business Machines Corp.
500	January 2012 Put @ $180.00	1,315

	iPath MSCI India Index ETN
3,000	January 2012 Put @ $46.00	2,775

	iShares MSCI Brazil Index
2,500	January 2012 Put @ $54.00	1,700

	iShares MSCI Spain Index
4,500	January 2012 Put @ $30.00	4,950

	iShares MSCI Switzerland Index
6,000	January 2012 Put @ $20.00	450

	Joy Global, Inc.
2,000	January 2012 Put @ $72.50	3,680

	JPMorgan Chase & Co.
3,000	January 2012 Put @ $32.00	2,460

	Littelfuse, Inc.
3,000	January 2012 Put @ $40.00	1,275

	Market Vectors TR Russia ETF
6,000	January 2012 Put @ $26.00	4,350

	Micrel, Inc.
13,000	January 2012 Put @ $10.00	3,900

	NYSE Euronext, Inc.
4,000	January 2012 Put @ $26.00	2,600

	Philip Morris International, Inc.
2,500	January 2012 Put @ $72.50	575

	Priceline.com, Inc.
300	January 2012 Put @ $445.00	1,557

	Sotheby's
5,000	January 2012 Put @ $30.00	10,000

	SPDR Gold Shares
1,000	January 2012 Put @ $152.00	2,960

	Sturm, Ruger & Co., Inc.
4,000	January 2012 Put @ $30.00	1000

	TJX Companies, Inc.
2,000	January 2012 Put @ $57.50	400

	The Blackstone Group
10,000	January 2012 Put @ $14.00	5,600

	Time Warner Cable, Inc.
3,000	January 2012 Put @ $60.00	1,500

	Total (Premiums Paid $156,723) - 2.07%	94,082

CALL OPTIONS - 0.50% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call		Value

	American Express Co.
1,000	January 2012 Call @ $50.00	220

	Accenture PLC
1,200	January 2012 Call @ $60.00	60

	Cisco Systems, Inc.
6,000	January 2012 Call @ $17.50	4,980

	Consumer Discret Select Sector SPDR
3,000	January 2012 Call @ $40.00	1050

	Consumer Staples Select Sector SPDR
3,000	January 2012 Call @ $33.00	570

	iShare S&P SmallCap 600 Index
1,200	January 2012 Call @ $71.00	780

	iShare S&P SmallCap 600 Growth
2,000	January 2012 Call @ $72.00	7,000

	iShares S&P 500 Value Index
2,500	January 2012 Call @ $57.00	4,125

	iShares S&P 500 Growth
2,000	January 2012 Call @ $68.00	1,800

	Rare Element Resources Ltd.
5,000	January 2012 Call @ $5.00	125

	SIRIUS XM Radio, Inc.
15,000	January 2012 Call @ $1.50	4,800

	Vanguard European ETF
2,500	January 2012 Call @ $44.00	375

	Vanguard Small Cap Value ETF
2,000	January 2012 Call @ $65.00	1,050

	Total (Premiums Paid $43,342) - 1.39%	26,935

TOTAL INVESTMENTS (Cost $347,498) - 104.36%		5,605,579

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.36%)		(233,953)

NET ASSETS - 100.00%		$ 5,371,626

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	December 31, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds
3,000	Consumer Discret Select Sector SPDR	$ 117,060
3,500	Consumer Staples Select Sector SPDR	113,715
3,250	Industrial Select Sector SPDR	109,688
3,000	iShares FTSE China 25 Index Fund	104,610
6,000	iShares MSCI Hong Kong Index	92,820
2,200	iShares S&P 500 Growth Index	148,346
2,500	iShares S&P 500 Value Index	144,575
1,500	iShares S&P SmallCap 600 Index	102,450
1,250	iShares S&P SmallCap 600 Growth	93,088
5,000	SPDR Select Sector Fund - Financial	65,000
3,000	Vanguard MSCI European ETF	124,290
1,750	Vanguard Small Capt Value ETF	109,673

	Total Securities Sold Short (Proceeds - $1,283,574)	$ 1,325,315

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price		Value

	Accenture PLC Class-A
2,400	January 2012 Put @ $52.50	2,160

	Amazon.com, Inc.
1,500	January 2012 Put @ $165.00	4,485

	American Express Co.
1,000	January 2012 Put @ $45.00	520

	Apple, Inc.
800	January 2012 Put @ $360.00	952

	Caterpillar, Inc.
1,200	January 2012 Put @ $87.50	2,064

	Consumer Discret Select Sector SPDR
3,000	January 2012 Put @ $35.00	210

	E.I. du Pont de Nemours & Co.
3,000	January 2012 Put @ $41.00	510

	Freeport-McMoRan Copper & Gold
1,600	January 2012 Put @ $35.25	1,712
3,400	January 2012 Put @ $36.50	5,338
		7,050
	Goldman Sachs Group, Inc.
1,500	January 2012 Put @ $80.00	870

	Google, Inc.
600	January 2012 Put @ $620.00	6,480

	HollyFrontier Corp.
7,000	January 2012 Put @ $18.50	525

	International Business Machines
1,000	January 2012 Put @ $170.00	740

	iShares MSCI Brazil Index
4,000	January 2012 Put @ $52.00	1,440

	iShares MSCI Spain Index
4,500	January 2012 Put @ $28.00	1,688

	iShares S&P 500 Growth Index Fund
2,000	January 2012 Put @ $62.00	300

	iShares S&P SmallCap 600 Index
1,000	January 2012 Put @ $63.00	375

	Joy Global, Inc.
3,000	January 2012 Put @ $67.50	1,950

	JP Morgan Chase & Co.
4,500	January 2012 Put @ $29.00	945

	Market Vectors TR Russia ETF
9,000	January 2012 Put @ $24.00	2,160

	NYSE Euronext
4,000	January 2012 Put @ $24.00	560

	Philip Morris International, Inc.
2,500	January 2012 Put @ $67.50	400

	Priceline.com, Inc.
600	January 2012 Put @ $430.00	1,860

	Ship Finance International Ltd.
5,000	January 2012 Put @ $10.00	4,625

	Sotheby's
10,000	January 2012 Put @ $25.00	2,500

	SPDR Gold Trust
1,000	January 2012 Put @ $147.00	1,190
800	January 2012 Put @ $168.00	12,840
		14,030
	The Blackstone Group L.P.
10,000	January 2012 Put @ $12.50	4,395

	Time Warner Cable, Inc.
3,000	January 2012 Put @ $57.50	600

	TJX Companies, Inc.
2,000	January 2012 Put @ $55.00	250

	Vanguard European ETF
2,500	January 2012 Put @ $40.00	1,750

	Vanguard Small-Cap Value ETF
2,000	January 2012 Put @ $60.00	1,100

	Total (Premiums Paid $101,478) - 1.39%	67,494

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call		Value

	Accenture PLC Class-A
2,400	January 2012 Call @ $65.00	120

	Amazon.com, Inc.
1,000	January 2012 Call @ $180.00	3,250

	American Express Co.
2,000	January 2012 Call @ $55.00	40

	Apple, Inc.
400	January 2012 Call @ $420.00	2,100

	Caterpillar, Inc.
1,200	January 2012 Call @ $105.0	60

	Cisco Systems, Inc.
3,000	January 2012 Call @ $19.00	450

	E.I. du Pont de Nemours & Co.
3,000	January 2012 Call @ $48.00	810

	Freeport-McMoRan Copper & Gold
3,500	January 2012 Call @ $39.50	1,925
6,800	January 2012 Call @ $44.00	476
		2,401
	Goldman Sachs Group, Inc.
1,000	January 2012 Call @ $100.00	600

	Google, Inc.
100	January 2012 Call @ $640.00	2,460
300	January 2012 Call @ $670.00	3,450
		5,910
	HollyFrontier Corp.
7,000	January 2012 Call @ $24.50	3,850

	International Business Machines
500	January 2012 Call @ $200.00	120

	iShares MSCI Brazil Index
2,500	January 2012 Call @ $62.00	675

	iShares S&P SmallCap 600 Growth
2,000	January 2012 Call @ $76.00	2,250

	iShares S&P SmallCap 600 Index
1,200	January 2012 Call @ $73.00	240

	Joy Global, Inc.
2,000	January 2012 Call @ $82.50	1,140

	JP Morgan Chase & Co.
3,000	January 2012 Call @ $36.00	690

	Littelfuse, Inc.
3,000	January 2012 Call @ $45.00	2,175

	Market Vectors TR Russia ETF
6,000	January 2012 Call @ $29.00	1,200

	Morgan Stanley
2,000	January 2012 Call @ $15.00	1,820

	Priceline.com, Inc.
300	January 2012 Call @ $490.00	1,710

	SodaStream Internaitonal Ltd.
300	January 2012 Call @ $35.00	273

	Sotheby's
5,000	January 2012 Call @ $40.00	250

	Sturm, Ruger & Co., Inc.
4,000	January 2012 Call @ $35.00	2,800

	The Blackstone Group L.P.
10,000	January 2012 Call @ $16.00	500

	Time Warner Cable, Inc.
3,000	January 2012 Call @ $67.50	750

	TJX Companies, Inc.
2,000	January 2012 Call @ $67.50	500

	Total (Premiums Paid $61,740) - 1.39%	36,684

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund

1. SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $347,498 amounted to $169,375 which consisted of aggregate gross unrealized appreciation of $274,559 and aggregate gross unrealized depreciation of $443,934.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation InPut of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,567,825	$0	$0	$4,567,825
Exchange Traded Funds	$1,037,754	$0	$0	$1,037,754
Cash Equivalents	$0	$0	$0	$0
Total	$5,605,579	$0	$0	$5,605,579

Valuation InPut of Assets	Level 1	Level 2	Level 3	Total
Sold Short	$1,429,493	$0	$0	$1,429,493
Total	$1,429,493	$0	$0	$1,429,493

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date March 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date March 6, 2012

* Print the name and title of each signing officer under his or her signature.